                                 VALIC COMPANY I
                 SUPPLEMENT TO PROSPECTUS DATED OCTOBER 1, 2006

        THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENT DATED OCTOBER 23, 2006

CORE EQUITY FUND

On January 24, 2007, the Board of Directors approved the termination of Wellington Management Company, LLP ("Wellington Management") and Edge Asset Management, Inc. (formerly, WM Advisors, Inc.) ("EAM") as the investment sub-advisers of the Core Equity Fund, which termination shall become effective in March 2007. In connection with the termination of Wellington Management and EAM, the Board approved an investment sub-advisory agreement with BlackRock Financial Management, LLC ("BlackRock") (the "BlackRock Sub-Advisory Agreement"). Management anticipates that BlackRock will assume sub-advisory duties in March 2007. The Board approved the BlackRock Sub-Advisory Agreement without a shareholder vote pursuant to an exemptive order granted by the Securities and Exchange Commission. As provided in the exemptive order, VALIC Company I will mail to participants owning interests in the Fund an information statement that describes BlackRock, the factors the Board considered in its determination to hire BlackRock, and other information about the Fund.

SCIENCE & TECHNOLOGY FUND

Effective January 29, 2007, Wellington Management Company, LLP ("Wellington Management") became a sub-adviser to the Fund. T. Rowe Price Associates, Inc. ("T. Rowe Price") and RCM Capital Management, LLC ("RCM") will continue to serve as sub-advisers to the Fund. Each sub-adviser will manage approximately one-third of the Fund's assets.

On October 18, 2006, the Board of Directors of VALIC Company I ("VC I") approved a sub-advisory agreement with Wellington Management (the "Wellington Sub-Advisory Agreement"). The Board approved the Wellington Sub-Advisory Agreement without a shareholder vote pursuant to an exemptive order granted by the Securities and Exchange Commission. As provided in the exemptive order, VALIC Company I will mail to participants owning interests in the Fund an information statement that describes Wellington Management, the factors the Board considered in its determination to hire Wellington Management, and other information about the Fund.

Effective January 29, 2007, in the section of the Prospectus titled "ABOUT
VC I's MANAGEMENT - INVESTMENT SUB-ADVISERS," the following information should be inserted under the description of Wellington Management:

      A portion of the assets of the Science & Technology Fund is managed by Wellington Management's Global Technology Investment Team. The team is comprised of Scott E. Simpson, John F. Averill, CFA, Bruce L. Glazer, Anita M. Killian, CFA and Eric C. Stromquist.

      Mr. Simpson is a Senior Vice President, Partner and Global Industry Analyst at Wellington Management and leads the Global Technology Investment Team and has been with the firm since 1995. Mr. Simpson focuses on the Computer Software industry and all aspects of the Internet. Mr. Averill is a Senior Vice President, Partner and Global Industry Analyst at Wellington Management and has been with the firm since 1994. Mr. Averill focuses on the Communication Equipment and Components industries. Mr. Glazer is a Senior Vice President, Partner and Global Industry Analyst at Wellington Management and has been with the firm since 1997. Mr. Glazer focuses on the Business Information Technology and Computer Services industries. Ms. Killian is a Vice President and Global Industry Analyst at Wellington Management and has been with the firm since 2000. Ms. Killian focuses on Asian Technology and the Semiconductor and Telecommunications Equipment industries. Mr. Stromquist is a Senior Vice President, Partner and Global Industry Analyst at Wellington Management and has been with the firm since 1989. Mr. Stromquist focuses on the Semiconductor and Computer Hardware industries.

SMALL CAP AGGRESSIVE GROWTH FUND.

At a special meeting of the shareholders of the Small Cap Aggressive Growth Fund held on January 19, 2007, the shareholders approved the definitive investment sub-advisory agreement between The Variable Annuity Life Insurance Company ("VALIC") and Wells Capital Management Incorporated ("WellsCap") and approved an arrangement that would permit VALIC, on behalf of the Small Cap Aggressive Growth Fund, to terminate, replace or add sub-advisers or modify sub-advisory agreements without shareholder approval. WellsCap assumed sub-advisory duties on November 6, 2006 pursuant to an interim sub-advisory agreement between VALIC and WellsCap.

Effective November 6, 2006, the Prospectus is amended to delete all references to Credit Suisse Asset Management, LLC and to note that WellsCap is the Fund's investment sub-adviser. In addition, the "INVESTMENT RISK" section of the Fund's Fact Sheet is amended to add the following:

      ACTIVE TRADING RISK: A strategy used whereby the Fund may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. In addition, because the Fund may sell a security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced.

In the section of the Prospectus titled "ABOUT VC I's MANAGEMENT - INVESTMENT SUB-ADVISERS," the following is inserted after Wellington Management:

      Small Cap Aggressive Growth Fund
      WELLS CAPITAL MANAGEMENT INCORPORATED ("WELLSCAP")
      525 Market Street, San Francisco, CA 94105

      Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of June 30, 2006, WellsCap managed over $174 billion in assets.

      The Small Cap Aggressive Growth Fund is co-managed by Jerome "Cam" Philpott, CFA and Stuart Roberts. Mr. Philpott joined WellsCap in 2003 as a Portfolio Manager. Previously, he was a portfolio manager and analyst with Montgomery Asset Management ("Montgomery"), which he joined in 1991 as an analyst for its small cap equity team. Mr. Roberts joined WellsCap in 2003 as a Portfolio Manager. Prior to joining WellsCap, Mr. Roberts was a senior portfolio manager with Montgomery where he managed the Small Cap Growth Fund since its inception in 1990. He has focused on small-cap growth investments since 1983.

DATE: January 26, 2007

                                 VALIC COMPANY I
                 SUPPLEMENT TO PROSPECTUS DATED OCTOBER 1, 2006

        THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENT DATED OCTOBER 23, 2006

SCIENCE & TECHNOLOGY FUND

Effective January 29, 2007, Wellington Management Company, LLP ("Wellington Management") became a sub-adviser to the Fund. T. Rowe Price Associates, Inc. ("T. Rowe Price") and RCM Capital Management, LLC ("RCM") will continue to serve as sub-advisers to the Fund. Each sub-adviser will manage approximately one-third of the Fund's assets.

On October 18, 2006, the Board of Directors of VALIC Company I ("VC I") approved a sub-advisory agreement with Wellington Management (the "Wellington Sub-Advisory Agreement"). The Board approved the Wellington Sub-Advisory Agreement without a shareholder vote pursuant to an exemptive order granted by the Securities and Exchange Commission. As provided in the exemptive order, VALIC Company I will mail to participants owning interests in the Fund an information statement that describes Wellington Management, the factors the Board considered in its determination to hire Wellington Management, and other information about the Fund.

Effective January 29, 2007, in the section of the Prospectus titled "ABOUT
VC I's MANAGEMENT - INVESTMENT SUB-ADVISERS," the following information should be inserted under the description of Wellington Management:

      A portion of the assets of the Science & Technology Fund is managed by Wellington Management's Global Technology Investment Team. The team is comprised of Scott E. Simpson, John F. Averill, CFA, Bruce L. Glazer, Anita M. Killian, CFA and Eric C. Stromquist.

      Mr. Simpson is a Senior Vice President, Partner and Global Industry Analyst at Wellington Management and leads the Global Technology Investment Team and has been with the firm since 1995. Mr. Simpson focuses on the Computer Software industry and all aspects of the Internet. Mr. Averill is a Senior Vice President, Partner and Global Industry Analyst at Wellington Management and has been with the firm since 1994. Mr. Averill focuses on the Communication Equipment and Components industries. Mr. Glazer is a Senior Vice President, Partner and Global Industry Analyst at Wellington Management and has been with the firm since 1997. Mr. Glazer focuses on the Business Information Technology and Computer Services industries. Ms. Killian is a Vice President and Global Industry Analyst at Wellington Management and has been with the firm since 2000. Ms. Killian focuses on Asian Technology and the Semiconductor and Telecommunications Equipment industries. Mr. Stromquist is a Senior Vice President, Partner and Global Industry Analyst at Wellington Management and has been with the firm since 1989. Mr. Stromquist focuses on the Semiconductor and Computer Hardware industries.


DATE: January 26, 2007